Pension Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act	$ 872,000	$ 788,000	$ 716,000
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
Estimated Future Contributions under Labor Standards Law in 2015	57,000
Accumulated benefit obligation	1,762,000	1,369,000	1,332,000
Estimated amortization of net gain from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	26,000
FCI
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated Future Contributions under Labor Standards Law in 2015	1,052,000
Fair Value, Inputs, Level 2 | FCI's Pension Plan Assets
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Concentration of risk	$ 0	$ 0
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension	6.00%